CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 165,365	$ 121,015
Operating expenses:
Platform operations	77,770	59,458
Sales and marketing	38,799	31,608
Technology and development	12,393	9,709
General and administrative	35,424	8,126
Total operating expenses	164,386	108,901
Income from operations	979	12,114
Interest expense, net	(2,404)	(3,285)
Gain on change in fair value of Seller's Earn-Out	23,399	0
Gain on change in fair value of warrants	6,783	0
Other income, net	22	646
Total other income (expense), net	27,800	(2,639)
Net income before provision for income taxes	28,779	9,475
Provision for income taxes	(3,360)	(2,780)
Net income	25,419	6,695
Less: Net loss attributable to noncontrolling interest	784	632
Net income attributable to AdTheorent Holding Company, Inc.	$ 26,203	$ 7,327
Earnings per share:
Basic	$ 0.43	$ 0.12
Diluted	$ 0.39	$ 0.12
Weighted-average common shares outstanding:
Basic	60,510,847	59,732,359
Diluted	67,942,423	59,732,359